Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 1,875	$ 1,036
Restricted cash deposits	242	140
Trade receivables (net of allowance for doubtful accounts of $123 and $146 at December 31, 2021 and 2020, respectively)	9,209	9,172
Other accounts receivable and prepaid expenses	977	1,311
Inventories	5,567	4,871
Total current assets	17,870	16,530
LONG-TERM ASSETS	150	59
PROPERTY AND EQUIPMENT, NET	1,097	956
OPERATING LEASE RIGHT-OF-USE ASSETS, NET	944	767
OTHER INTANGIBLE ASSETS, NET	20	40
GOODWILL	4,676	4,676
Total assets	24,757	23,028
CURRENT LIABILITIES:
Current maturities of long-term loans	740	815
Operating lease liabilities, current	538	557
Trade payables	5,200	5,492
Employees and payroll accruals	996	985
Deferred revenues	917	601
Advances net of inventory in progress	249	68
Accrued expenses and other liabilities	112	391
Total current liabilities	8,752	8,909
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	681	1,216
Operating lease liabilities, non-current	565	367
Long-term deferred revenues	132	303
Accrued severance pay	280	364
Total long-term liabilities	1,658	2,250
COMMITMENTS AND CONTINGENT LIABILITIES
Share capital:
Ordinary Shares: Authorized; 8,000,000 and 6,000,000 shares at December 31, 2021 and 2020, respectively; Issued and outstanding: 5,250,518 and 4,391,163 shares at December 31, 2021 and 2020, respectively and additional paid-in capital	84,854	82,827
Accumulated other comprehensive loss	(243)	(243)
Accumulated deficit	(70,264)	(70,715)
Total shareholders’ equity	14,347	11,869
Total liabilities and shareholders’ equity	$ 24,757	$ 23,028